Prepayments (Details) - Schedule of Prepayments	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Prepayments [Abstract]
Prepayments – inventories and processing fee	¥ 15,001,065		¥ 14,645,763		¥ 64,813,532
Prepayments – design fees	7,126,800		7,162,700		3,850,329
Prepayments – others	1,719,192		2,577,547		2,650,393
Prepayments	¥ 23,847,057	$ 3,346,110	¥ 24,386,010	$ 3,443,039	¥ 71,314,254